Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SCM Trust
Entity Central Index Key	0000836267
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
SHELTON TACTICAL CREDIT FUND - Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Shelton Tactical Credit Fund
Class Name	Institutional Class Shares
Trading Symbol	DEBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Shelton Tactical Credit Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@sheltoncap.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Tactical Credit Fund Institutional Class	$51	0.99%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

The Fund outperformed its benchmark index, generating a return of 5.93%, as compared to the 1.25% return for the US Aggregate Bond Index.

For the overall market, 10-year US Treasury rates began the year at 3.92%, reached an interim high of 4.70% in April, declined substantially to 3.62% in September as the Fed began cutting rates, and then rose again sharply to 4.57% into year-end. Bonds of lower-rated companies outperformed higher-quality more rate-sensitive bonds in a period of strong economic growth and a risk-on environment generally.

The Fund’s outperformance was generated by portfolio positioning that was shorter in duration and slightly more credit sensitive, active trading around volatility, and selective use of hedges.

In addition, event-driven gains in BlueTriton Brands, Six Flags, JBS Foods, Hawaiian Airlines, GEO Group, SiriusXM, Macquarie AirFinance, and Warner Music Group were realized by mergers, acquisitions, credit rating upgrades and other corporate events.

Longer duration high quality bonds were a drag on performance as interest rates rose and the US Treasury curve steepened in Q4. However, strong underwriting and credit selection allowed the Fund to avoid any adverse credit events during the year.

Interest rate hedges helped cushion the impact of the higher move in yields. Short duration and floating rate instruments also provided solid returns while avoiding the volatility of longer-term rates.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]	Annual Performance
	1 Year	5 Years	10 Years
Shelton Tactical Credit Fund Institutional Class	5.93%	3.32%	2.94%
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 33,315,836
Holdings Count | Holdings	49
Advisory Fees Paid, Amount	$ 177,346
Investment Company, Portfolio Turnover	111.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)

Net Assets	$33,315,836
Total Number of Portfolio Holdings	49
Total Advisory Fees Paid	$177,346
Portfolio Turnover Rate	111%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of December 31, 2024) Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings	Precentage of Total Investments
United States Treasury Bill	5.1%
Six Flags Entertainment Corp / Six Flags Theme Parks Inc	4.3%
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl	4.3%
Roche Holdings Inc	4.0%
Acushnet Co	3.7%
United Rentals North America Inc	3.6%
Transocean Inc	3.6%
Iron Mountain Inc	3.6%
Kraft Heinz Foods Co	3.5%
AMC Entertainment Holdings Inc	3.2%

SHELTON TACTICAL CREDIT FUND - Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Shelton Tactical Credit Fund
Class Name	Investor Class Shares
Trading Symbol	DEBTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Shelton Tactical Credit Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@sheltoncap.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Tactical Credit Fund Investor Class	$64	1.24%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

The Fund outperformed its benchmark index, generating a return of 5.67%, as compared to the 1.25% return for the US Aggregate Bond Index.

For the overall market, 10-year US Treasury rates began the year at 3.92%, reached an interim high of 4.70% in April, declined substantially to 3.62% in September as the Fed began cutting rates, and then rose again sharply to 4.57% into year-end. Bonds of lower-rated companies outperformed higher-quality more rate-sensitive bonds in a period of strong economic growth and a risk-on environment generally.

The Fund’s outperformance was generated by portfolio positioning that was shorter in duration and slightly more credit sensitive, active trading around volatility, and selective use of hedges.

In addition, event-driven gains in BlueTriton Brands, Six Flags, JBS Foods, Hawaiian Airlines, GEO Group, SiriusXM, Macquarie AirFinance, and Warner Music Group were realized by mergers, acquisitions, credit rating upgrades and other corporate events.

Longer duration high quality bonds were a drag on performance as interest rates rose and the US Treasury curve steepened in Q4. However, strong underwriting and credit selection allowed the Fund to avoid any adverse credit events during the year.

Interest rate hedges helped cushion the impact of the higher move in yields. Short duration and floating rate instruments also provided solid returns while avoiding the volatility of longer-term rates.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]	Annual Performance
	1 Year	5 Years	10 Years
Shelton Tactical Credit Fund Investor Class	5.67%	3.09%	2.69%
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 2,504,943
Holdings Count | Holdings	49
Advisory Fees Paid, Amount	$ 14,432
Investment Company, Portfolio Turnover	111.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)

Net Assets	$2,504,943
Total Number of Portfolio Holdings	49
Total Advisory Fees Paid	$14,432
Portfolio Turnover Rate	111%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of December 31, 2024) Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings	Precentage of Total Investments
United States Treasury Bill	5.1%
Six Flags Entertainment Corp / Six Flags Theme Parks Inc	4.3%
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl	4.3%
Roche Holdings Inc	4.0%
Acushnet Co	3.7%
United Rentals North America Inc	3.6%
Transocean Inc	3.6%
Iron Mountain Inc	3.6%
Kraft Heinz Foods Co	3.5%
AMC Entertainment Holdings Inc	3.2%

Shelton International Select Equity Fund - Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Shelton International Select Equity Fund
Class Name	Institutional Class Shares
Trading Symbol	SISEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Shelton International Select Equity Fund for the period January 1, 2024 to December 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@sheltoncap.com
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@sheltoncap.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton International Select Equity Fund Institutional Class	$51	0.99%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

The Shelton International Select Equity Fund returned 3.7% in 2024, underperforming the MSCI AC World ex-US index return of 5.5% by 1.8%.

Large growth stocks with momentum led the way, even outside the United States.These are areas the fund was underweight in. The strategy strives to neutralize portfolio exposure to such styles, and tends to find better opportunities in smaller stocks where the information inefficiencies are greater.

Positions in Israel and Japan benefitted the fund, while political turmoil in France and Canada pulled down our positions there.China and Hong Kong were mixed – these regions underperformed most of the year except for a spastic rebound in late September when the Chinese Central bank undertook a round of monetary easing.

Momentum as a style dominated equity markets globally, not only for large cap US stocks like the Magnificent Seven, but broadly across Europe and most of Asia as well.This dynamic was particularly strong in sectors like technology and select consumer discretionary names, with investors gravitating toward companies demonstrating consistent earnings resilience and strong pricing power.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]	Annual Performance
	1 Year	5 Years	10 Years
Shelton International Select Equity Fund Institutional Class	3.68%	3.65%	6.67%
MSCI ACWI ex USA index	5.53%	4.10%	4.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 36,657,927
Holdings Count | Holdings	74
Advisory Fees Paid, Amount	$ 306,923
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)

Net Assets	$36,657,927
Total Number of Portfolio Holdings	74
Total Advisory Fees Paid	$306,923
Portfolio Turnover Rate	56%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of December 31, 2024) Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings	Percentage of Total Investments
Roche Holding AG	4.6%
Taiwan Semiconductor Manufacturing Co Ltd	4.2%
BNP Paribas SA	3.5%
Canon Inc	3.3%
Henkel AG & Co KGaA	3.1%
HDFC Bank Ltd	2.9%
FUCHS SE-PREF	2.9%
Santen Pharmaceutical Co Ltd	2.6%
Korean Air Lines Co Ltd	2.6%
AIA Group Ltd	2.4%

Shelton International Select Equity Fund - Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Shelton International Select Equity Fund
Class Name	Investor Class Shares
Trading Symbol	SISLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Shelton International Select Equity Fund for the period January 1, 2024 to December 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@sheltoncap.com
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@sheltoncap.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton International Select Equity Fund Investor Class	$64	1.24%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

The Shelton International Select Equity Fund returned 3.5% in 2024, underperforming the MSCI AC World ex-US index return of 5.5% by 2%.

Large growth stocks with momentum led the way, even outside the United States.These are areas the fund was underweight in. The strategy strives to neutralize portfolio exposure to such styles, and tends to find better opportunities in smaller stocks where the information inefficiencies are greater.

Positions in Israel and Japan benefitted the fund, while political turmoil in France and Canada pulled down our positions there.China and Hong Kong were mixed – these regions underperformed most of the year except for a spastic rebound in late September when the Chinese Central bank undertook a round of monetary easing.

Momentum as a style dominated equity markets globally, not only for large cap US stocks like the Magnificent Seven, but broadly across Europe and most of Asia as well.This dynamic was particularly strong in sectors like technology and select consumer discretionary names, with investors gravitating toward companies demonstrating consistent earnings resilience and strong pricing power.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]	Annual Performance
	1 Year	5 Years	10 Years
Shelton International Select Equity Fund Investor Class	3.45%	3.37%	6.40%
MSCI ACWI ex USA index	5.53%	4.10%	4.80%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 3,856,870
Holdings Count | Holdings	74
Advisory Fees Paid, Amount	$ 32,773
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)

Net Assets	$3,856,870
Total Number of Portfolio Holdings	74
Total Advisory Fees Paid	$32,773
Portfolio Turnover Rate	56%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of December 31, 2024) Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings	Percentage of Total Investments
Roche Holding AG	4.6%
Taiwan Semiconductor Manufacturing Co Ltd	4.2%
BNP Paribas SA	3.5%
Canon Inc	3.3%
Henkel AG & Co KGaA	3.1%
HDFC Bank Ltd	2.9%
FUCHS SE-PREF	2.9%
Santen Pharmaceutical Co Ltd	2.6%
Korean Air Lines Co Ltd	2.6%
AIA Group Ltd	2.4%

Shelton Emerging Markets Fund - Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	Shelton Emerging Markets Fund
Class Name	Institutional Class Shares
Trading Symbol	EMSQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Shelton Emerging Markets Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@sheltoncap.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Emerging Markets Fund Institutional Class	$66	1.29%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

The Shelton Emerging Markets Fund returned 1.66% in 2024, underperforming the MSCI Emerging Markets return of 8.00% by -6.35%.  Key drivers of performance during 2024 included country exposures, specifically overweights in Latin America, and an underweight in India.These positions were minor, but added up to a considerable headwind during the year. The fund's exposure to momentum stocks was low. Additionally, the sizeable positions of Taiwan Semiconductor (over 10%) and Tencent (nearly 5%) in the index are hard to replicate in a diversified portfolio.

Other contributors were positions in certain stocks including Indian consultancy Wipro and Taiwan-based Realtek Semiconductor as well as over-weight allocations versus the benchmark to certain strongly performing industries including airlines and textiles. Additionally, positions in Anta Sports and Korean Air detracted from performance.

Regional Insights

• China: Chinese equities lagged significantly due to structural challenges in the property sector, weak consumer confidence, and subdued export demand. Domestic stimulus measures offered some relief but were insufficient to reignite broader investor sentiment.The fund remained inline in our allocation and avoided most of the volatility.

• India and ASEAN: India and Southeast Asia stood out as bright spots, with robust GDP growth and strong domestic consumption driving equity gains. Technology and infrastructure-related sectors in these markets were notable outperformers. The fund was underweight to India, detracting from performance

• Latin America: Latin American equities delivered mixed results. Mexico and Brazil underperformed significantly after strong 2023 performances, impacted by political instability and weaker commodity exports, particularly to China. The fund continued to hold larger positions in the region, reversing many of the gain from the previous year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]	Annual Performance
	1 Year	5 Years	10 Years
Shelton Emerging Markets Fund Institutional Class	1.66%	4.39%	4.94%
MSCI Emerging Markets Index	7.50%	1.70%	3.63%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 22,177,588
Holdings Count | Holdings	60
Advisory Fees Paid, Amount	$ 268,284
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)

Net Assets	$22,177,588
Total Number of Portfolio Holdings	60
Total Advisory Fees Paid	$268,284
Portfolio Turnover Rate	78%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of December 31, 2024) Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings	Percentage of Total Investments
Taiwan Semiconductor Manufacturing Co Ltd	11.2%
Tencent Holdings Ltd	6.1%
HDFC Bank Ltd	4.8%
Dr Reddy's Laboratories Ltd	4.6%
Wipro Ltd	4.2%
Powszechna Kasa Oszczednosci Bank Polski SA	3.7%
ICICI Bank Ltd	2.9%
Korean Air Lines Co Ltd	2.8%
Old Mutual Ltd	2.8%
Iguatemi SA	2.6%

Shelton Emerging Markets Fund - Investor Class Shares
Shareholder Report [Line Items]
Fund Name	Shelton Emerging Markets Fund
Class Name	Investor Class Shares
Trading Symbol	EMSLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Shelton Emerging Markets Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@sheltoncap.com.
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@sheltoncap.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Shelton Emerging Markets Fund Investor Class	$79	1.53%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.53%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

The Shelton Emerging Markets Fund returned 1.41% in 2024, underperforming the MSCI Emerging Markets return of 8.00% by -6.59%.  Key drivers of performance during 2024 included country exposures, specifically overweights in Latin America, and an underweight in India. These positions were minor, but added up to a considerable headwind during the year. The fund's exposure to momentum stocks was low. Additionally, the sizeable positions of Taiwan Semiconductor (over 10%) and Tencent (nearly 5%) in the index are hard to replicate in a diversified portfolio.

Other contributors were positions in certain stocks including Indian consultancy Wipro and Taiwan-based Realtek Semiconductor as well as over-weight allocations versus the benchmark to certain strongly performing industries including airlines and textiles. Additionally, positions in Anta Sports and Korean Air detracted from performance.

Regional Insights

• China: Chinese equities lagged significantly due to structural challenges in the property sector, weak consumer confidence, and subdued export demand. Domestic stimulus measures offered some relief but were insufficient to reignite broader investor sentiment.The fund remained inline in our allocation and avoided most of the volatility.

• India and ASEAN: India and Southeast Asia stood out as bright spots, with robust GDP growth and strong domestic consumption driving equity gains. Technology and infrastructure-related sectors in these markets were notable outperformers.The fund was underweight to India, detracting from performance

• Latin America: Latin American equities delivered mixed results. Mexico and Brazil underperformed significantly after strong 2023 performances, impacted by political instability and weaker commodity exports, particularly to China. The fund continued to hold larger positions in the region, reversing many of the gain from the previous year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]	Annual Performance
	1 Year	5 Years	10 Years
Shelton Emerging Markets Fund Investor Class	1.41%	4.13%	4.68%
MSCI Emerging Markets Index	7.50%	1.70%	3.63%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 1,120,107
Holdings Count | Holdings	60
Advisory Fees Paid, Amount	$ 13,345
Investment Company, Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)

Net Assets	$1,120,107
Total Number of Portfolio Holdings	60
Total Advisory Fees Paid	$13,345
Portfolio Turnover Rate	78%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of December 31, 2024) Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings	Percentage of Total Investments
Taiwan Semiconductor Manufacturing Co Ltd	11.2%
Tencent Holdings Ltd	6.1%
HDFC Bank Ltd	4.8%
Dr Reddy's Laboratories Ltd	4.6%
Wipro Ltd	4.2%
Powszechna Kasa Oszczednosci Bank Polski SA	3.7%
ICICI Bank Ltd	2.9%
Korean Air Lines Co Ltd	2.8%
Old Mutual Ltd	2.8%
Iguatemi SA	2.6%

ICON CONSUMER SELECT FUND - Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	ICON Consumer Select Fund
Class Name	Institutional Class Shares
Trading Symbol	ICFSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ICON Consumer Select Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@iconadvisers.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Consumer Select Fund Institutional Class	$72	1.39%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

During 2024, ICON Consumer Select underperformed relative to the S&P Composite 1500 Index, with a total return of 12.48% compared to the benchmark's 23.95%. This underperformance can be attributed to the fund’s objective of focusing on the Financials, Consumers Discretionary, and Consumer Staples sectors. Within the sectors, Consumer Staples was the largest detractor with a total effect of -2.83%, particularly impacted by the Packaged Food and Meats industry, which alone contributed -2.37% to the underperformance, almost entirely due to its holding of Lamb Weston Holdings. The fund’s strongest contributors came from the Financials sector, with Property & Casualty Insurance and Transaction & Payment Processing Services being the top performance contributors to the fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]	Annual Performance
	1 Year	5 Years	10 Years
ICON Consumer Select Fund Institutional Class	12.48%	6.18%	7.10%
S&P 1500 Index	23.95%	14.12%	12.78%
S&P 1500 Financials Index	29.78%	11.42%	11.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 32,917,988
Holdings Count | Holdings	26
Advisory Fees Paid, Amount	$ 399,840
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)

Net Assets	$32,917,988
Total Number of Portfolio Holdings	26
Total Advisory Fees Paid	$399,840
Portfolio Turnover Rate	15%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of December 31, 2024) Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings	Percentage of Total Investments
Expedia Group Inc	6.9%
LPL Financial Holdings Inc	6.5%
Visa Inc	6.0%
Equitable Holdings Inc	5.3%
eBay Inc	4.9%
The Hartford Financial Services Group Inc	4.9%
Gentex Corp	4.8%
American Express Co	4.7%
RenaissanceRe Holdings Ltd	4.7%
Skechers USA Inc	4.4%

ICON CONSUMER SELECT FUND - Investor Class Shares
Shareholder Report [Line Items]
Fund Name	ICON Consumer Select Fund
Class Name	Investor Class Shares
Trading Symbol	ICFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ICON Consumer Select Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@iconadvisers.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Consumer Select Fund Investor Class	$84	1.64%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

During 2024, ICON Consumer Select underperformed relative to the S&P Composite 1500 Index, with a total return of 12.13% compared to the benchmark's 23.95%. This underperformance can be attributed to the fund’s objective of focusing on the Financials, Consumers Discretionary, and Consumer Staples sectors. Within the sectors, Consumer Staples was the largest detractor with a total effect of -2.83%, particularly impacted by the Packaged Food and Meats industry, which alone contributed -2.37% to the underperformance, almost entirely due to its holding of Lamb Weston Holdings. The fund’s strongest contributors came from the Financials sector, with Property & Casualty Insurance and Transaction & Payment Processing Services being the top performance contributors to the fund.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]	Annual Performance
	1 Year	5 Years	10 Years
ICON Consumer Select Fund Investor Class	12.13%	5.89%	6.80%
S&P 1500 Index	23.95%	14.12%	12.78%
S&P 1500 Financials Index	29.78%	11.42%	11.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 1,776,204
Holdings Count | Holdings	26
Advisory Fees Paid, Amount	$ 18,936
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)

Net Assets	$1,776,204
Total Number of Portfolio Holdings	26
Total Advisory Fees Paid	$18,936
Portfolio Turnover Rate	15%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of December 31, 2024) Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings	Percentage of Total Investments
Expedia Group Inc	6.9%
LPL Financial Holdings Inc	6.5%
Visa Inc	6.0%
Equitable Holdings Inc	5.3%
eBay Inc	4.9%
The Hartford Financial Services Group Inc	4.9%
Gentex Corp	4.8%
American Express Co	4.7%
RenaissanceRe Holdings Ltd	4.7%
Skechers USA Inc	4.4%

ICON EQUITY FUND - Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	ICON Equity Fund
Class Name	Institutional Class Shares
Trading Symbol	IOLZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ICON Equity Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@iconadvisers.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Equity Fund Institutional Class	$61	1.19%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

During 2024, ICON Equity Fund underperformed relative to the S&P Composite 1500, with a total return of 5.29% compared to the benchmark's 23.95%, resulting in a variation in total return of -18.66%. Within the sectors, Consumer Discretionary and Information Technology notably detracted from performance, with total effects of -4.28% and -6.01% respectively. The largest contributors to these declines were the Footwear subindustry within Consumer Discretionary and the Semiconductors subindustry within Information Technology, which recorded total effects of -2.30% and -3.84% respectively.

ICON Equity Fund experienced a delayed recovery in its relative performance against the S&P Composite 1500, with total effects showing a gradual improvement from a decline of -4.73% in the first quarter of 2024 to a slight gain of 3.02% by the end of the fourth quarter. The market leadership the first half of 2024 was very narrow as investors chased unique growth stories such as the Magnificent 7, artificial intelligence and weight loss drugs. Those first two categories are in Information Technology, Consumer Discretionary and Telecommunication Services. Sticking to its valuation investment methodology, ICON found most of those situations too expensive for purchase. With the Federal Reserve beginning to ease monetary policy, the leadership became more broad the second half of 2024. Most of the deficiency relative to the benchmark was in the first half of the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]	Annual Performance
	1 Year	5 Years	10 Years
ICON Equity Fund Institutional Class	5.29%	7.28%	7.82%
S&P 1500 Index	23.95%	14.12%	12.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 35,502,852
Holdings Count | Holdings	35
Advisory Fees Paid, Amount	$ 282,931
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)

Net Assets	$35,502,852
Total Number of Portfolio Holdings	35
Total Advisory Fees Paid	$282,931
Portfolio Turnover Rate	30%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of December 31, 2024) Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings	Percentage of Total Investments
Baker Hughes Co	5.8%
Armstrong World Industries Inc	5.0%
Chart Industries Inc	4.5%
LPL Financial Holdings Inc	4.4%
Trinity Industries Inc	4.4%
Mastercard Inc	4.3%
Horace Mann Educators Corp	3.8%
Performance Food Group Co	3.6%
Truist Financial Corp	3.4%
JPMorgan Chase & Co	3.3%

ICON EQUITY FUND - Investor Class Shares
Shareholder Report [Line Items]
Fund Name	ICON Equity Fund
Class Name	Investor Class Shares
Trading Symbol	ISTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ICON Equity Fund for the period January 1, 2024 to December 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@iconadvisers.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Equity Fund Investor Class	$71	1.44%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

During 2024, ICON Equity Fund underperformed relative to the S&P Composite 1500, with a total return of 5.05% compared to the benchmark's 23.95%, resulting in a variation in total return of -18.90%. Within the sectors, Consumer Discretionary and Information Technology notably detracted from performance, with total effects of -4.28% and -6.01% respectively. The largest contributors to these declines were the Footwear subindustry within Consumer Discretionary and the Semiconductors subindustry within Information Technology, which recorded total effects of -2.30% and -3.84% respectively.

ICON Equity Fund experienced a delayed recovery in its relative performance against the S&P Composite 1500, with total effects showing a gradual improvement from a decline of -4.71% in the first quarter of 2024 to a slight gain of 2.99% by the end of the fourth quarter. The market leadership the first half of 2024 was very narrow as investors chased unique growth stories such as the Magnificent 7, artificial intelligence and weight loss drugs. Those first two categories are in Information Technology, Consumer Discretionary and Telecommunication Services. Sticking to its valuation investment methodology, ICON found most of those situations too expensive for purchase. With the Federal Reserve beginning to ease monetary policy, the leadership became more broad the second half of 2024. Most of the deficiency relative to the benchmark was in the first half of the year.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]	Annual Performance
	1 Year	5 Years	10 Years
ICON Equity Fund Investor Class	5.05%	7.01%	7.53%
S&P 1500 Index	23.95%	14.12%	12.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 14,258,037
Holdings Count | Holdings	35
Advisory Fees Paid, Amount	$ 110,645
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)

Net Assets	$14,258,037
Total Number of Portfolio Holdings	35
Total Advisory Fees Paid	$110,645
Portfolio Turnover Rate	30%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of December 31, 2024) Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings	Percentage of Total Investments
Baker Hughes Co	5.8%
Armstrong World Industries Inc	5.0%
Chart Industries Inc	4.5%
LPL Financial Holdings Inc	4.4%
Trinity Industries Inc	4.4%
Mastercard Inc	4.3%
Horace Mann Educators Corp	3.8%
Performance Food Group Co	3.6%
Truist Financial Corp	3.4%
JPMorgan Chase & Co	3.3%

ICON EQUITY INCOME FUND - Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	ICON Equity Income Fund
Class Name	Institutional Class Shares
Trading Symbol	IOEZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ICON Equity Income Fund for the period January 1, 2024 to December 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@iconadvisers.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Equity Income Fund Institutional Class	$64	1.25%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

During 2024, the ICON Equity Income Fund underperformed the S&P Composite 1500, with a total return of 21.32% compared to the benchmark's 23.96%, resulting in a performance variation of -2.63%. Notably, the Financials sector detracted the most from the fund's performance. Conversely, Industrials and Utilities sectors were the top two performing sectors in the equity holdings, as well strong returns from the fixed income holdings.

With respect to the fund's fixed income investments, portfolio duration, a measure of interest rate risk, continued to be relatively short throughout the year. We were able to sustain a high dividend yield due to success in our use of securities which experienced high interest rate resets as they moved to floating rate status pricing against high short-term rates In addition, we continued to successfully capture higher yields with airline enhanced equipment trust certificates (EETCs). We continued our use of high yielding closed end bond funds. We believe that the fund’s event driven, value-oriented fixed income strategy continues to be successful with an abundance of closed end fund arbitrage available and special opportunities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]	Annual Performance
	1 Year	5 Years	10 Years
ICON Equity Income Fund Institutional Class	6.11%	4.27%	6.22%
S&P 1500 Index	23.95%	14.12%	12.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 30,641,651
Holdings Count | Holdings	43
Advisory Fees Paid, Amount	$ 250,614
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)

Net Assets	$30,641,651
Total Number of Portfolio Holdings	43
Total Advisory Fees Paid	$250,614
Portfolio Turnover Rate	62%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of December 31, 2024) Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings	Percentage of Total Investments
DTE Energy Co	5.2%
Lockheed Martin Corp	5.0%
ING Groep NV	4.9%
Amgen Inc	4.8%
Evergy Inc	4.5%
The Western Union Co	4.5%
Nexstar Media Group Inc	4.3%
KeyCorp	4.3%
The Chemours Co	4.0%
Trinity Industries Inc	4.0%

ICON EQUITY INCOME FUND - Investor Class Shares
Shareholder Report [Line Items]
Fund Name	ICON Equity Income Fund
Class Name	Investor Class Shares
Trading Symbol	IEQAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ICON Equity Income Fund for the period January 1, 2024 to December 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@iconadvisers.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Equity Income Fund Investor Class	$77	1.50%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

During 2024, the ICON Equity Income Fund underperformed the S&P Composite 1500, with a total return of 21.32% compared to the benchmark's 23.96%, resulting in a performance variation of -2.63%. Notably, the Financials sector detracted the most from the fund's performance, with a total effect of -4.97%, where Regional Banks. Conversely, Industrials and Utilities sectors were the top two performing sectors in the equity holdings, as well strong returns from the fixed income holdings.

With respect to the fund's fixed income investments, portfolio duration, a measure of interest rate risk, continued to be relatively short throughout the year. We were able to sustain a high dividend yield due to success in our use of securities which experienced high interest rate resets as they moved to floating rate status pricing against high short-term rates. In addition, we continued to successfully capture higher yields with airline enhanced equipment trust certificates (EETCs). We continued our use of high yielding closed end bond funds. We believe that the fund’s event driven, value-oriented fixed income strategy continues to be successful with an abundance of closed end fund arbitrage available and special opportunities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]	Annual Performance
	1 Year	5 Years	10 Years
ICON Equity Income Fund Investor Class	5.83%	4.01%	5.96%
S&P 1500 Index	23.95%	14.12%	12.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 12,388,915
Holdings Count | Holdings	43
Advisory Fees Paid, Amount	$ 106,149
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)

Net Assets	$12,388,915
Total Number of Portfolio Holdings	43
Total Advisory Fees Paid	$106,149
Portfolio Turnover Rate	62%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of December 31, 2024) Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings	Percentage of Total Investments
DTE Energy Co	5.2%
Lockheed Martin Corp	5.0%
ING Groep NV	4.9%
Amgen Inc	4.8%
Evergy Inc	4.5%
The Western Union Co	4.5%
Nexstar Media Group Inc	4.3%
KeyCorp	4.3%
The Chemours Co	4.0%
Trinity Industries Inc	4.0%

ICON FLEXIBLE BOND FUND - Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	ICON Flexible Bond Fund
Class Name	Institutional Class Shares
Trading Symbol	IOBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ICON Flexible Bond Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@iconadvisers.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Flexible Bond Fund Institutional Class	$39	0.76%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

Once again in 2024, the fixed income market was dominated by concerns regarding the Federal Reserve. The expectations for interest rate cuts rose throughout the year and were finally realized. However, as the year progressed investors began to speculate on when the Federal Reserve might slow its rate reductions and concerns over inflation risks arising from the new administration’s policies and ongoing economic strength emerged. This led to longer dated US Treasury yields to rise after trending lower earlier in the year.

Corporate bond yield spreads (the yield in excess of comparable US Treasuries) continued to be narrower than we found attractive. This has been the case for several years. Our interest has generally been on special or unique situations.

Total returns for the fund was 8.20% for the year ending December 31, 2024 compared to 2.26% for its benchmark, the Bloomberg US Universal Index.

Our portfolio duration, a measure of interest rate risk, continued to be relatively short throughout the year. We were able to sustain a high dividend yield due to success in our use of securities which experienced high interest rate resets as they moved to floating rate status pricing against high short-term rates. As the year went on many of these bonds were retired by the issuers.

In addition, we continued to successfully capture higher yields with airline enhanced equipment trust certificates (EETCs). We found attractive opportunities in select asset backed securities involving Amazon warehouses, CVS drugstores and reverse mortgages.

We continued our use of high yielding closed end bond funds, and our preferred stock strategy involving dividend capture. We believe that the fund’s event driven, value-oriented strategy continues to be successful with an abundance of closed end fund arbitrage available and special opportunities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]

Annual Performance

	1 Year	5 Years	10 Years
ICON Flexible Bond Fund Institutional Class	8.20%	4.00%	3.98%
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg US Universal Index ex MBS	2.26%	0.27%	1.97%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 320,697,104
Holdings Count | Holdings	121
Advisory Fees Paid, Amount	$ 1,455,564
Investment Company, Portfolio Turnover	134.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)

Net Assets	$320,697,104
Total Number of Portfolio Holdings	121
Total Advisory Fees Paid	$1,455,564
Portfolio Turnover Rate	134%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of December 31, 2024) Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings	Percentage of Total Investments
Argo Group US Inc	3.5%
First American Government Obligations Fund	3.1%
Finance of America Structured Securities Trust Series 2022-S1	2.6%
UMH Properties Inc	2.5%
American Airlines 2013-1 Class A Pass Through Trust	2.4%
Farm Credit Bank of Texas	2.2%
American Airlines 2019-1 Class B Pass Through Trust	2.1%
United Airlines 2016-1 Class A Pass Through Trust	2.0%
Fifth Third Bancorp	1.9%
Frontier Issuer LLC	1.8%

ICON FLEXIBLE BOND FUND - Investor Class Shares
Shareholder Report [Line Items]
Fund Name	ICON Flexible Bond Fund
Class Name	Investor Class Shares
Trading Symbol	IOBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ICON Flexible Bond Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@iconadvisers.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature/.
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Flexible Bond Fund Investor Class	$52	1.01%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

Once again in 2024, the fixed income market was dominated by concerns regarding the Federal Reserve. The expectations for interest rate cuts rose throughout the year and were finally realized. However, as the year progressed investors began to speculate on when the Federal Reserve might slow its rate reductions and concerns over inflation risks arising from the new administration’s policies and ongoing economic strength emerged. This led to longer dated US Treasury yields to rise after trending lower earlier in the year.

Corporate bond yield spreads (the yield in excess of comparable US Treasuries) continued to be narrower than we found attractive. This has been the case for several years. Our interest has generally been on special or unique situations.

Total returns for the fund was 8.05% for the year ending December 31, 2024 compared to 2.26% for its benchmark, the Bloomberg US Universal Index.

Our portfolio duration, a measure of interest rate risk, continued to be relatively short throughout the year. We were able to sustain a high dividend yield due to success in our use of securities which experienced high interest rate resets as they moved to floating rate status pricing against high short-term rates. As the year went on many of these bonds were retired by the issuers.

In addition, we continued to successfully capture higher yields with airline enhanced equipment trust certificates (EETCs). We found attractive opportunities in select asset backed securities involving Amazon warehouses, CVS drugstores and reverse mortgages.

We continued our use of high yielding closed end bond funds, and our preferred stock strategy involving dividend capture. We believe that the fund’s event driven, value-oriented strategy continues to be successful with an abundance of closed end fund arbitrage available and special opportunities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]

Annual Performance

	1 Year	5 Years	10 Years
ICON Flexible Bond Fund Investor Class	8.05%	3.76%	3.71%
Bloomberg US Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg US Universal Index ex MBS	2.26%	0.27%	1.97%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 31,374,614
Holdings Count | Holdings	121
Advisory Fees Paid, Amount	$ 121,908
Investment Company, Portfolio Turnover	134.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)

Net Assets	$31,374,614
Total Number of Portfolio Holdings	121
Total Advisory Fees Paid	$121,908
Portfolio Turnover Rate	134%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of December 31, 2024) Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings	Percentage of Total Investments
Argo Group US Inc	3.5%
First American Government Obligations Fund	3.1%
Finance of America Structured Securities Trust Series 2022-S1	2.6%
UMH Properties Inc	2.5%
American Airlines 2013-1 Class A Pass Through Trust	2.4%
Farm Credit Bank of Texas	2.2%
American Airlines 2019-1 Class B Pass Through Trust	2.1%
United Airlines 2016-1 Class A Pass Through Trust	2.0%
Fifth Third Bancorp	1.9%
Frontier Issuer LLC	1.8%

ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	ICON Health and Information Technology Fund
Class Name	Institutional Class Shares
Trading Symbol	ICTEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ICON Health and Information Technology Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@iconadvisers.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Health and Information Technology Fund Institutional Class	$66	1.29%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

In 2024, the ICON Health & Technology portfolio underperformed relative to the S&P Composite 1500, with a total return of 13.81% compared to the benchmark's 23.95%. The industries of Semiconductors within Information Technology and Managed Health Care within Health Care were the largest contributors to these detractions. Due to the fund’s mandate of focusing its investments in the Information Technology and Health Care sectors, the fund underperformed the broad index due to its limited holdings in two of the top performing sectors, Financials and Communication Services. The Health Care holdings were a significant detractor in the fourth quarter due to the fund's positions in Managed Health Care and the news event that surrounded the industry.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]

Annual Performance

	1 Year	5 Years	10 Years
ICON Health and Information Technology Fund Institutional Class	13.81%	10.26%	13.07%
S&P 1500 Index	23.95%	14.12%	12.78%
S&P 1500 Information Technology Index	35.93%	24.03%	21.92%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 79,206,866
Holdings Count | Holdings	24
Advisory Fees Paid, Amount	$ 853,075
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)

Net Assets	$79,206,866
Total Number of Portfolio Holdings	24
Total Advisory Fees Paid	$853,075
Portfolio Turnover Rate	17%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of December 31, 2024) Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings	Percentage of Total Investments
Fortinet Inc	6.2%
Meta Platforms Inc	6.0%
Arista Networks Inc	5.8%
Taiwan Semiconductor Manufacturing Co Ltd	5.7%
Salesforce Inc	5.2%
Alphabet Inc	5.1%
LiveRamp Holdings Inc	4.9%
Autodesk Inc	4.8%
TD SYNNEX Corp	4.8%
Cisco Systems Inc	4.6%

ICON HEALTH AND INFORMATION TECHNOLOGY FUND - Investor Class Shares
Shareholder Report [Line Items]
Fund Name	ICON Health and Information Technology Fund
Class Name	Investor Class Shares
Trading Symbol	ICTTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ICON Health and Information Technology Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@iconadvisers.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Health and Information Technology Fund Investor Class	$79	1.54%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

In 2024, the ICON Health & Technology portfolio underperformed relative to the S&P Composite 1500, with a total return of 13.49% compared to the benchmark's 23.95%. The industries of Semiconductors within Information Technology and Managed Health Care within Health Care were the largest contributors to these detractions. Due to the fund’s mandate of focusing its investments in the Information Technology and Health Care sectors, the fund underperformed the broad index due to its limited holdings in two of the top performing sectors, Financials and Communication Services. The Health Care holdings were a significant detractor in the fourth quarter due to the fund's positions in Managed Health Care and the news event that surrounded the industry.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]

Annual Performance

	1 Year	5 Years	10 Years
ICON Health and Information Technology Fund Investor Class	13.49%	9.98%	12.74%
S&P 1500 Index	23.95%	14.12%	12.78%
S&P 1500 Information Technology Index	35.93%	24.03%	21.92%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 1,369,202
Holdings Count | Holdings	24
Advisory Fees Paid, Amount	$ 14,890
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)

Net Assets	$1,369,202
Total Number of Portfolio Holdings	24
Total Advisory Fees Paid	$14,890
Portfolio Turnover Rate	17%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of December 31, 2024) Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings	Percentage of Total Investments
Fortinet Inc	6.2%
Meta Platforms Inc	6.0%
Arista Networks Inc	5.8%
Taiwan Semiconductor Manufacturing Co Ltd	5.7%
Salesforce Inc	5.2%
Alphabet Inc	5.1%
LiveRamp Holdings Inc	4.9%
Autodesk Inc	4.8%
TD SYNNEX Corp	4.8%
Cisco Systems Inc	4.6%

ICON Natural Resources and Infrastructure Fund - Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	ICON Natural Resources and Infrastructure Fund
Class Name	Institutional Class Shares
Trading Symbol	ICBMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ICON Natural Resources and Infrastructure Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@iconadvisers.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Natural Resources and Infrastructure Fund Institutional Class	$67	1.31%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

In 2024, the ICON Natural Resources & Infrastructure Fund underperformed the S&P Composite 1500, delivering a total return of 12.07% compared to the benchmark's 23.95%, resulting in a performance variation of -11.88%. This underperformance was primarily driven by a significant sector allocation effect of -12.83%, although partially offset by a positive stock selection effect of 1.28%. Within the sectors, Industrials and Energy contributed positively to the portfolio's performance with a contribution of 7.22% and 5.96% respectively. Conversely, the Materials sector detracted, with a contribution of -1.29%, where Specialty Chemicals was the largest detractor, contributing to a decrease of -1.52%.

The S&P Composite 1500 delivered a robust total return of 23.95% for the period 12/31/23 to 12/31/24, with Communication Services and Information Technology emerging as the top performers, achieving returns of 39.61% and 35.94% respectively. In contrast, the ICON Natural Resources & Infrastructure Fund did not allocate investments to these sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]	Annual Performance
	1 Year	5 Years	10 Years
ICON Natural Resources and Infrastructure Fund Institutional Class	12.07%	11.47%	7.66%
S&P 1500 Index	23.95%	14.12%	12.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 118,839,763
Holdings Count | Holdings	40
Advisory Fees Paid, Amount	$ 1,170,320
Investment Company, Portfolio Turnover	119.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)

Net Assets	$118,839,763
Total Number of Portfolio Holdings	40
Total Advisory Fees Paid	$1,170,320
Portfolio Turnover Rate	119%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of December 31, 2024) Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings	Percentage of Total Investments
ZTO Express Cayman Inc	5.4%
Kornit Digital Ltd	5.0%
Alaska Air Group Inc	4.9%
Compass Minerals International Inc	4.3%
EMCOR Group Inc	4.3%
3D Systems Corp	4.2%
Tetra Tech Inc	3.7%
Radius Recycling Inc	3.5%
3M Co	3.4%
Enterprise Products Partners LP	3.3%

ICON Natural Resources and Infrastructure Fund - Investor Class Shares
Shareholder Report [Line Items]
Fund Name	ICON Natural Resources and Infrastructure Fund
Class Name	Investor Class Shares
Trading Symbol	ICBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ICON Natural Resources and Infrastructure Fund for the period January 1, 2024 to December 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@iconadvisers.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Natural Resources and Infrastructure Fund Investor Class	$80	1.56%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

In 2024, the ICON Natural Resources & Infrastructure Fund underperformed the S&P Composite 1500, delivering a total return of 11.72% compared to the benchmark's 23.95%, resulting in a performance variation of -12.23%. This underperformance was primarily driven by a significant sector allocation effect of -12.83%, although partially offset by a positive stock selection effect of 1.28%. Within the sectors, Industrials and Energy contributed positively to the portfolio's performance with a contribution of 7.22% and 5.96% respectively. Conversely, the Materials sector detracted, with a contribution of -1.29%, where Specialty Chemicals was the largest detractor, contributing to a decrease of -1.52%.

The S&P Composite 1500 delivered a robust total return of 23.95% for the period 12/31/23 to 12/31/24, with Communication Services and Information Technology emerging as the top performers, achieving returns of 39.61% and 35.94% respectively. In contrast, the ICON Natural Resources & Infrastructure Fund did not allocate investments to these sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]	Annual Performance
	1 Year	5 Years	10 Years
ICON Natural Resources and Infrastructure Fund Investor Class	11.72%	11.18%	7.38%
S&P 1500 Index	23.95%	14.12%	12.78%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 5,318,734
Holdings Count | Holdings	40
Advisory Fees Paid, Amount	$ 55,491
Investment Company, Portfolio Turnover	119.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)

Net Assets	$5,318,734
Total Number of Portfolio Holdings	40
Total Advisory Fees Paid	$55,491
Portfolio Turnover Rate	119%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of December 31, 2024) Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings	Percentage of Total Investments
ZTO Express Cayman Inc	5.4%
Kornit Digital Ltd	5.0%
Alaska Air Group Inc	4.9%
Compass Minerals International Inc	4.3%
EMCOR Group Inc	4.3%
3D Systems Corp	4.2%
Tetra Tech Inc	3.7%
Radius Recycling Inc	3.5%
3M Co	3.4%
Enterprise Products Partners LP	3.3%

ICON UTILITIES AND INCOME FUND - Institutional Class Shares
Shareholder Report [Line Items]
Fund Name	ICON Utilities and Income Fund
Class Name	Institutional Class Shares
Trading Symbol	ICTUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ICON Utilities and Income Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@iconadvisers.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Utilities and Income Fund Institutional Class	$85	1.66%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.66%
Factors Affecting Performance [Text Block]

What affected the Fund's performance this period?

With the Fed tightening monetary policy during 2022-2023, the Utilities sector significantly lagged the broad market. We believe the market reaction to utilities stocks was irrational, and in 2024 the market corrected itself. As a result of that, in 2024 the utilities sector outperformed the broad market and its index has returned just over 23.5%.

In 2024, the ICON Utilities and Income portfolio underperformed the S&P Composite 1500 Utilities, delivering a total return of 15.31% compared to the benchmark's 23.42%, resulting in a performance variation of -8.11%. This underperformance was primarily driven by a significant stock selection effect of -5.35%, although partially offset by a positive sector allocation effect of 3.25%. Within the sectors, the Utilities sector detracted the most from the portfolio's performance with a total contribution of -5.05%, particularly within the Electric Utilities subindustry, which alone contributed to a decrease of -3.31%. Conversely, the fund’s holdings in the Wireless Communications industry contributed positively, adding 3.25% to the portfolio's performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]	Annual Performance
	1 Year	5 Years	10 Years
ICON Utilities and Income Fund Institutional Class	15.31%	4.40%	6.89%
S&P 1500 Index	23.95%	14.12%	12.78%
S&P 1500 Utilities Index	23.42%	6.25%	8.36%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 17,923,076
Holdings Count | Holdings	21
Advisory Fees Paid, Amount	$ 183,828
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)

Net Assets	$17,923,076
Total Number of Portfolio Holdings	21
Total Advisory Fees Paid	$183,828
Portfolio Turnover Rate	27%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of December 31, 2024) Sector Breakdown Sector % Communications 0.096 Funds 0.054000000000000006 Utilities 0.85
Largest Holdings [Text Block]

Top Ten Holdings	Percentage of Total Investments
Atmos Energy Corp	6.1%
T-Mobile US Inc	5.8%
Xcel Energy Inc	5.8%
NextEra Energy Inc	5.7%
First American Government Obligations Fund	5.4%
ALLETE Inc	5.3%
American Electric Power Co Inc	5.2%
National Fuel Gas Co	5.1%
NiSource Inc	5.1%
Ameren Corp	5.0%

ICON UTILITIES AND INCOME FUND - Investor Class Shares
Shareholder Report [Line Items]
Fund Name	ICON Utilities and Income Fund
Class Name	Investor Class Shares
Trading Symbol	ICTVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ICON Utilities and Income Fund for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://iconadvisers.com/resource-center/mutual-fund-literature/. You can also request this information by calling (800) 828-4881 or by sending an e‑mail to info@iconadvisers.com.
Additional Information Phone Number	(800) 828-4881
Additional Information Email	info@iconadvisers.com
Additional Information Website	https://iconadvisers.com/resource-center/mutual-fund-literature/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ICON Utilities and Income Fund Investor Class	$98	1.90%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]

Wh.at affected the Fund's performance this period?

With the Fed tightening monetary policy during 2022-2023, the Utilities sector significantly lagged the broad market. We believe the market reaction to utilities stocks was irrational, and in 2024 the market corrected itself. As a result of that, in 2024 the utilities sector outperformed the broad market and its index has returned just over 23.5%.

In 2024, the ICON Utilities and Income portfolio underperformed the S&P Composite 1500 Utilities, delivering a total return of 15.17% compared to the benchmark's 23.42%, resulting in a performance variation of -8.25%. This underperformance was primarily driven by a significant stock selection effect of -5.35%, although partially offset by a positive sector allocation effect of 3.25%. Within the sectors, the Utilities sector detracted the most from the portfolio's performance with a total contribution of -5.05%, particularly within the Electric Utilities subindustry, which alone contributed to a decrease of -3.31%. Conversely, the fund’s holdings in the Wireless Communications industry contributed positively, adding 3.25% to the portfolio's performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]	Annual Performance
	1 Year	5 Years	10 Years
ICON Utilities and Income Fund Investor Class	15.17%	4.15%	6.61%
S&P 1500 Index	23.95%	14.12%	12.78%
S&P 1500 Utilities Index	23.42%	6.25%	8.36%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 3,876,744
Holdings Count | Holdings	21
Advisory Fees Paid, Amount	$ 38,153
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)

Net Assets	$3,876,744
Total Number of Portfolio Holdings	21
Total Advisory Fees Paid	$38,153
Portfolio Turnover Rate	27%

Holdings [Text Block]	What did the Fund invest in? (% of Total Investments as of December 31, 2024) Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings	Percentage of Total Investments
Atmos Energy Corp	6.1%
T-Mobile US Inc	5.8%
Xcel Energy Inc	5.8%
NextEra Energy Inc	5.7%
First American Government Obligations Fund	5.4%
ALLETE Inc	5.3%
American Electric Power Co Inc	5.2%
National Fuel Gas Co	5.1%
NiSource Inc	5.1%
Ameren Corp	5.0%